INVESTMENTS IN AFFILIATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Opening balance, January 1, 2013	$ 1,894
Deconsolidation of Sapiens and accounting for the remaining investment under equity method (see Note 3a)	158,592
Equity in loss of affiliates, net	(481)
Exchange differences	510
Deferred income	(149)
Exercise of employees stock options in affiliate	(201)
Ending balance, December 31, 2013	$ 160,165